Average Annual Total Returns - A C I Shares - JPMorgan Small Cap Equity Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	11.94%	12.81%	12.15%	11.17%	11.51%	10.56%	7.59%	9.98%	9.62%	16.63%	13.49%	12.31%	18.51%	14.35%	13.08%	19.96%	13.26%	11.20%